Stock-based Compensation - Summary of the RSU's (Detail) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options outstanding, Beginning balance	133,384
Number of Options, Granted	3,699,376
Number of Options, Exercised	(29,907)
Number of Options, Forfeited	(62,986)
Number of Options outstanding, Ending balance	3,739,867
Number of Options, exercisable	0
Weighted-Average Grant Date Fair Value, Beginning balance | $ / shares	$ 7.89
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 6.24
Weighted-Average Grant Date Fair Value, Exercised	6.79
Weighted-Average Grant Date Fair Value, Exercised | $ / shares	$ 6.43
Weighted-Average Grant Date Fair Value, Ending balance | $ / shares	$ 6.29